Deferred Income and Others Long Term Liabilities	6 Months Ended
Apr. 30, 2023
Deferred Income and Others Long Term Liabilities [Abstract]
DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

NOTE 11 – DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

Deferred income comprised of the following government grants which have not yet been earned:

	April 30,	October 31,
	2023	2022
Subsidy for the maintenance and repair of the office	216,291	236,290
Total	216,291	236,290

Franchise security deposits comprised of the following:

	April 30,	October 31,
	2023	2022
Guangxi Rongxian Junsheng Automobile Trading Co., Ltd.	21,701	20,547
Chongqing Suiqian Trading Co., Ltd.	28,935	27,396
Guangxi Yulin Shangfeng Automobile Sales Co., Ltd.	28,935	27,396
Jiangxi Haomen Automobile Sales Co., Ltd.	14,468	13,698
Guangxi Zhanyuan Automobile Sales Co., Ltd.	43,404	41,094
Total	137,443	130,131